THE ALLIANCEBERNSTEIN GROWTH FUNDS
                                                  -ALLIANCEBERNSTEIN GROWTH FUND
                                    -ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH FUND
                            -ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
                                  -ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
                                           -ALLIANCEBERNSTEIN GLOBAL GROWTH FUND
                                    -ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
                                       -ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
--------------------------------------------------------------------------------

Supplement dated March 28, 2011 to the Summary Prospectuses and Prospectus dated November 1, 2010 of the AllianceBernstein Growth Funds offering Class A, Class B, Class C and Advisor Class shares, as applicable, of AllianceBernstein Growth Fund, AllianceBernstein Small/Mid Cap Growth Fund, AllianceBernstein U.S. Strategic Research Portfolio, AllianceBernstein Global Thematic Growth Fund, AllianceBernstein Global Growth Fund, AllianceBernstein International Growth Fund and AllianceBernstein Greater China '97 Fund and to the Summary Prospectuses and Prospectus dated November 1, 2010 of the AllianceBernstein Growth Funds offering Class A, Class R, Class K and Class I shares of AllianceBernstein Growth Fund, AllianceBernstein Small/Mid Cap Growth Fund,
AllianceBernstein Global Thematic Growth Fund, AllianceBernstein Global Growth Fund and AllianceBernstein International Growth Fund (the "Prospectuses"). Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

                                   * * * * *

ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH FUND
-------------------------------------------

The following replaces the third and fourth sentence in the first paragraph under the heading "Principal Strategies" in the Prospectuses with respect to the Fund.

For these purposes, "small- and mid-capitalization companies" are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of December 31, 2010, there were approximately 4,401 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $11.9 billion.

The following is added as the last sentence of the first paragraph under the heading "Principal Strategies" in the Prospectuses with respect to the Fund.

In the future, the Fund may define small- and mid-capitalization companies using a different classification system.

                                   * * * * *

The following replaces the second paragraph under the heading "Principal Strategies" in the Prospectuses with respect to the Funds.

ALLIANCEBERNSTEIN GROWTH FUND
-----------------------------
ALLIANCEBERNSTEIN GLOBAL GROWTH FUND
------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
-------------------------------------------

In consultation with each Fund's respective Investment Advisory Members (oversight groups composed of senior investment professionals), sector heads (or, in the case of the Growth Fund, senior sector analysts) are responsible for the construction of the portfolio. This investment team allocates the Fund's investments among broad sector groups based on the fundamental company research conducted by the Adviser's large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies' potential for growth within a sector matures and new trends for growth emerge.

In addition to working with the sector heads or senior sector analysts to review and assess the Fund's portfolio characteristics, the Investment Advisory Members' responsibility includes cross-fertilizing best practices and insight across the firm.

                                   * * * * *

The following replaces the second and third sentence of the third paragraph under the heading "Principal Strategies" in the Prospectuses with respect to the Fund.

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
----------------------------------------

The Greater China investment team is responsible for the construction of the portfolio. The investment team uses proprietary quantitative tools in addition to fundamental research to further assess portfolio candidates based on factors including earnings per share change, consensus earnings revisions, price momentum and valuation.

                                   * * * * *

The following chart for each Fund replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectuses for that Fund and reflects those persons responsible for day-to-day management of the Fund's portfolio.


ALLIANCEBERNSTEIN GROWTH FUND
-----------------------------

EMPLOYEE                                        LENGTH OF SERVICE      TITLE
--------------------------------------------------------------------------------

Frank V. Caruso                                   Since 2008           Senior Vice President of the Adviser

Amy Raskin                                        Since 2010           Senior Vice President of the Adviser

Vadim Zlotnikov                                   Since 2008           Senior Vice President of the Adviser

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND

EMPLOYEE                                        LENGTH OF SERVICE      TITLE
--------------------------------------------------------------------------------

Robert Alster                                     Since March 2011     Senior Vice President of the Adviser

William A. Johnston                               Since 2009           Senior Vice President of the Adviser

Tassos Stassopoulos                               Since March 2011     Senior Vice President of the Adviser

Christopher M. Toub                               Since March 2011     Senior Vice President of the Adviser

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND

EMPLOYEE                                        LENGTH OF SERVICE      TITLE
--------------------------------------------------------------------------------

Robert Alster                                     Since March 2011     Senior Vice President of the Adviser

William A. Johnston                               Since March 2011     Senior Vice President of the Adviser

Tassos Stassopoulos                               Since March 2011     Senior Vice President of the Adviser

Christopher M. Toub                               Since 2005           Senior Vice President of the Adviser

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

EMPLOYEE                                        LENGTH OF SERVICE      TITLE
--------------------------------------------------------------------------------

Richard Chow                                      Since 2005           Senior Vice President of the Adviser

Stephen M. Beinhacker                             Since 2008           Senior Vice President of the Adviser


                                   * * * * *

The following supplements certain information under the heading "Management of the Funds - Portfolio Managers" in the Prospectuses with respect to the Funds.

ALLIANCEBERNSTEIN GROWTH FUND
-----------------------------

The day-to-day management of, and investment decisions for, the ALLIANCEBERNSTEIN GROWTH FUND are made by the Adviser's U.S. Growth senior sector analysts, with oversight by the Adviser's Investment Advisory Members.

Stock selection within each market sector of the Fund's portfolio is the responsibility of a senior sector analyst dedicated to that sector. The senior sector analyst relies heavily on the fundamental and quantitative analysis and research of the Adviser's large industry focused equity analysts in the United States and abroad.

The following table lists the senior members of the investment team with the responsibility for day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:



                                                 PRINCIPAL OCCUPATION(S) DURING
EMPLOYEE; YEAR; TITLE                               THE PAST FIVE (5) YEARS
--------------------------------------------------------------------------------

Frank  V. Caruso; since 2008;           Senior Vice President of the Adviser, with
Senior Vice President of the            which he has been associated in a substantially
of  the  Adviser                        similar capacity as a portfolio manager since prior
                                        to 2005, and U.S. Relative Value Team Leader.

Amy P. Raskin; since 2010;              Senior Vice President of the Adviser, with
Senior Vice President of the            which she has been associated in a substantially
the  Adviser                            similar capacity as a portfolio manager since prior
                                        to 2005.  She is also Director of Research of U.S.
                                        Growth Equities.

Vadim  Zlotnikov; since 2008;           Senior Vice President and Chief Market Strategist
Senior Vice President of the            of the Adviser. Previously, he was Chief Investment
Adviser                                 Officer of Growth Equities and Head of Growth
                                        Portfolio Analytics since 2008.  Prior thereto,
                                        he was the Chief Investment Strategist for
                                        Sanford C. Bernstein's institutional research unit
                                        since prior to 2005.


ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
---------------------------------------------------

The day-to-day management of, and investment decisions for, the ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO are made by the Adviser's Strategic Research investment team, headed by Catherine D. Wood and comprised of representatives of the Adviser's Global Economic Research Team, Quantitative Research Team, Early Stage Growth Team and Research on Strategic Change Team.

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
---------------------------------------------

The day-to-day management of, and investment decisions for, the ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND are made by the Adviser's Global Thematic Growth investment team, headed by Catherine D. Wood and comprised of representatives of the Adviser's Global Economic Research Team, Quantitative Research Team, Early Stage Growth Team and Research on Strategic Change Team.

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND
------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
-------------------------------------------

The day-to-day management of, and investment decisions for, the ALLIANCEBERNSTEIN GLOBAL GROWTH FUND are made by the Adviser's Global Growth sector heads, with oversight by the Adviser's Global Growth Investment Advisory Members. The day-to-day management of, and investment decisions for, the ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND are made by the Adviser's International Growth sector heads, with oversight by the Adviser's International Growth Investment Advisory Members.

Stock selection within each market sector of the Fund's portfolio is the responsibility of a sector head dedicated to that sector. The sector heads rely heavily on the fundamental and quantitative analysis and research of the Adviser's industry-focused equity analysts in the United States and abroad.

The following table lists the sector heads with the responsibility for the day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                                 PRINCIPAL OCCUPATION(S) DURING
EMPLOYEE; YEAR; TITLE                               THE PAST FIVE (5) YEARS
--------------------------------------------------------------------------------

Robert Alster; since March 2011;        Senior Vice President of the Adviser, with which
Senior Vice President of the            he has  been  associated  in  a  substantially
the  Adviser                            similar capacity as a portfolio manager since prior
                                        to 2005.

William A. Johnston, since 2009         Senior Vice President of AllianceBernstein Limited
(Global Growth Fund); since             and a Senior Vice President of the Adviser, with
March 2011 (International               which he has been associated since prior to 2005.
Growth Fund); Senior Vice
President  of  the  Adviser

Tassos Stassopoulos; since              Senior Vice President of the Adviser, with which
March 2011; Senior Vice President       he has been associated in a substantially similar
of the Adviser                          capacity as a portfolio manager since November 2007.
                                        Prior thereto, he was a Managing Director
                                        since 2005 and a senior analyst and sector head for
                                        Pan European Travel and Leisure coverage at Credit
                                        Suisse since prior to 2005.

Christopher M. Toub; since              Senior Vice President of the Adviser, with which
March 2011 (Global Growth Fund);        he has been associated in a substantially similar
since 2005 (International Growth        capacity as a portfolio manager since prior to
Fund); Senior  Vice President of the    2005.
Adviser


ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

The day-to-day management of, and investment decisions for, the ALLIANCEBERNSTEIN GREATER CHINA '97 FUND are made by the Adviser's Hong Kong/China investment team. The team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. The following table lists the members of the team who are primarily responsible for day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund and each person's principal occupation during the past five years:


                                               PRINCIPAL OCCUPATION(S) DURING
EMPLOYEE; YEAR; TITLE                             THE PAST FIVE (5) YEARS
--------------------------------------------------------------------------------

Richard Chow; since 2005; Senior        Senior Vice President of AllianceBernstein
Vice President of AllianceBernstein     Limited Shanghai and a Vice President
Limited                                 of the Adviser, with which he has been
                                        associated since prior to 2005.

Stephen M. Beinhacker; since 2008;      Senior Vice President of the Adviser, with
Senior Vice President of the            which he has been associated in a similar
Adviser                                 capacity as a portfolio manager since prior to
                                        2005, and Chief Investment Officer for Emerging
                                        Markets Growth.


                                   * * * * *


This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.

------------------
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